UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]: Amendment Number: _
This Amendment (Check only one):              [ ]is a restatement
                                              [ ]adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Invesco Private Capital, Inc.
Address:       Two Peachtree Pointe
               1555 Peachtree Street, N.E., Suite 1800
               Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Trapani
Title:    Chief Compliance Officer
Phone:    404-881-3435

Signature, Place and Date of Signing:

/s/  Scott  A.  Trapani          Atlanta,  GA          02/12/2010
[Signature]                      [City,  State]        [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:

N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $740,902(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
A       028-12271                Invesco Private Capital, Inc.
1       028-13083                WL Ross & Co. LLC

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

SECURITY                            TITLE OF  CUSIP      MARKET     PAR     SH/ PUT/  INVESTMENT OTHER     VOTING  VOTING  VOTING
DESCRIPTION                         CLASS                VALUE      VALUE   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
                                                         (in
                                                         thousands)

Assured Guaranty Ltd.               Common    G0585R106    348517  16016396  SH        DEFINED       1   16016396    0      0
International Coal Group            Common    45928H106     94714  24537423  SH        DEFINED       1   24537423    0      0
CityplaceMontpelier RE Holding      Common    G62185106    119448   6896552  SH        DEFINED       1    6896552    0      0
Ishares Tr Index DJ US Real Est     Common    464287739      8725    190000  SH        DEFINED       1     190000    0      0
Ishares Tr  S&P GTFIDX ETF          Common    464288174      7341    185000  SH        DEFINED       1     185000    0      0
Retail holdrs Tr Dep rcpt           Common    76127U101      2815     30000  SH        DEFINED       1      30000    0      0
Select Sector SPDR TR SBI Int-Finl  Common    81369Y605      4176    290000  SH        DEFINED       1     290000    0      0
Select Sector SPDR TR SBI Int-INDS  Common    81369Y704      2223     80000  SH        DEFINED       1      80000    0      0
SPDR Series Trust  S&P Retail ETF   Common    78464A714      2136     60000  SH        DEFINED       1      60000    0      0
United Sates Oil Fund LP Units      Common    91232N108      3142     80000  SH        DEFINED       1      80000    0      0
Energy XXI (placeBermuda ) Ltd      Common    G10082108       982    425000  SH        DEFINED       1     425000    0      0
SPDR Gold Trust                     Common    78463V107      3327     31000  SH        DEFINED       1      31000    0      0
SPDR Index Shs S&P CHINA ETF        Common    78463X400      1796     25000  SH        DEFINED       1      25000    0      0
Powershs DB US Dollar Index Bear    Common    73936D206      5164    187500  SH        DEFINED       1     187500    0      0
Callidus Software, Inc.             Common    13123E500      5138   1701406  SH        DEFINED            1701406    0      0
Carter's Inc.                       Common    146229109       399     15219  SH        DEFINED              15219    0      0
Cyclacel Pharmaceuticals            Common    23254L108       926    890213  SH        DEFINED             890213    0      0
Infinera, Inc.                      Common    45667G103       551     62150  SH        DEFINED              62150    0      0
Infinity Pharmaceuticals            Common    45665G303       176     28437  SH        DEFINED              28437    0      0
JDS UniPhase Corp Com               Common    46612J507        28      3392  SH        DEFINED               3392    0      0
MetroPCS                            Common    591708102     25347   3322020  SH        DEFINED            3322020    0      0
Oplink Communications               Common    68375Q403       447     27277  SH        DEFINED              27277    0      0
National Finl Partners Corp         Other     63607PAA7    103383 123075000  SH        DEFINED       1  123075000    0      0

Grand Total (in Thousands)                                 740902
Total Count                                                    23


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